INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Taxes by Tax Jurisdictions
The provision for income taxes by tax jurisdictions for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Years ended December 31,
	2013	2014	2015
	$	$	$
Loss from operations before income tax:

PRC	(42,999,102)	(49,984,053)	(69,648,396)
Other jurisdictions	(7,482,743)	(5,896,782)	(8,968,040)
Total loss before income tax	(50,481,845)	(55,880,835)	(78,616,436)

Schedule of Income Tax Expense (Benefit)
	Years ended December 31,
	2013	2014	2015
	$	$	$

Current income tax expense:

PRC	(1,981,113)	-	-
Other jurisdictions	(1,881,831)	(554,966)	(866,955)
Total current income tax expense	(3,862,944)	(554,966)	(866,955)

Deferred income tax benefit(expense):

PRC	1,481,687	1,326,512	(1,318,258)
Other jurisdictions	1,253,630	(1,385,831)	812,947
Total deferred income tax benefit(expense)	2,735,317	(59,319)	(505,311)

Total income tax benefit (expense)	(1,127,627)	(614,285)	(1,372,266)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2013	2014	2015

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(3.3)%	1.5%	1.3%
Other non-deductible expense for tax purposes	(5.3)%	0.1%	0.1%
Effect of tax holiday	(5.5)%	(7.6)%	(0.4)%
Effect of future tax rate change	8.3%	-	-
50% additional deduction of R&D expense	1.2%	0.2%	0.1%
Change in valuation allowance	(23.5)%	(21.5)%	(28.5)%
Others	0.9%	1.2%	3.8%
	(2.2)%	(1.1)%	1.4%

	Years ended December 31,
	2013	2014	2015

Gross tax exemption	$2,756,938	$4,244,345	$399,166

Tax holiday per share-basic	$0.01	$0.02	$0.002

Tax holiday per share-diluted	$0.01	$0.02	$0.002

Schedule of Deferred Tax Assets
The principal components of the deferred tax assets are as follows:

	At December 31,
	2014	2015
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	1,618,387	2,772,121
Warranty costs	4,144,552	4,479,558
Inventory write-down	408,683	320,336
Allowance for doubtful account	12,882,718	13,142,784
Net operating loss carry forwards	51,404,673	76,537,194
Fixed assets impairment	17,397	164,351
Others	116,905	1,749,118
Gross total deferred tax assets	70,593,315	99,165,462
Valuation allowances	(61,025,933)	(90,345,440)
Net deferred tax assets	9,567,382	8,820,022
Analysis as:
Current	2,075,802	2,095,990
Non-current	7,491,580	6,724,032
Total deferred tax assets	9,567,382	8,820,022

Schedule of Deferred Tax Liabilities
	At December 31,
	2014	2015
	$	$
Deferred tax liabilities:
Intangible assets	(262,926)	(227,712)
Total deferred tax liabilities	(262,926)	(227,712)

Analysis as:
Current	-	-
Non-current	(262,926)	(227,712)
Total deferred tax liabilities	(262,926)	(227,712)